Commitments - Long-term contracts maturity dates (Detail)	12 Months Ended
Dec. 31, 2025
Contract I [Member] | South Corridor [Member]
Disclosure of commitments and contingencies [line items]
Long-term contracts expiration	Contract I – Expiration in 2039;
Contract I [Member] | North Corridor [Member]
Disclosure of commitments and contingencies [line items]
Long-term contracts expiration	Contract I – Expiration in 2031;
Contract I [Member] | Santos [Member]
Disclosure of commitments and contingencies [line items]
Long-term contracts expiration	Contract I – Expiration in 2032;
Contract II [Member] | North Corridor [Member]
Disclosure of commitments and contingencies [line items]
Long-term contracts expiration	Contract II – Expiration in 2029;
Contract II [Member] | Santos [Member]
Disclosure of commitments and contingencies [line items]
Long-term contracts expiration	Contract II – Expiration in 2029;
Contract III [Member] | North Corridor [Member]
Disclosure of commitments and contingencies [line items]
Long-term contracts expiration	Contract III – Expiration in 2027;
Contract III [Member] | Santos [Member]
Disclosure of commitments and contingencies [line items]
Long-term contracts expiration	Contract III – Expiration in 2027.
Contract IV [Member] | South Corridor [Member]
Disclosure of commitments and contingencies [line items]
Long-term contracts expiration	Contract IV - Expiration in 2027;
Contract IV [Member] | North Corridor [Member]
Disclosure of commitments and contingencies [line items]
Long-term contracts expiration	Contract IV – Expiration in 2027;
Contract V [Member] | South Corridor [Member]
Disclosure of commitments and contingencies [line items]
Long-term contracts expiration	Contract V – Expiration in 2027;